THE ADVISORS' INNER CIRCLE FUND II

                            FROST VALUE EQUITY FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED JUNE 7, 2017
TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND THE INVESTOR CLASS SHARES PROSPECTUS, EACH DATED NOVEMBER 28, 2016, AS SUPPLEMENTED NOVEMBER 29, 2016,
            FEBRUARY 6, 2017, AND MARCH 8, 2017 (THE "PROSPECTUSES")
AND THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 28, 2016, AS
      SUPPLEMENTED NOVEMBER 29, 2016, FEBRUARY 6, 2017, AND MARCH 8, 2017
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

Mr. Craig Leighton no longer serves as a Portfolio Manager of the Fund and Tom Bergeron now serves as a Portfolio Manager of the Fund. Accordingly, the Prospectuses and SAI are hereby amended and supplemented as follows:

1. THE "PORTFOLIO MANAGERS" SUMMARY SECTIONS OF THE PROSPECTUSES IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

     PORTFOLIO MANAGERS

     Tom Bergeron, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has served on the portfolio team for the Fund since 2014. Mr. Bergeron is supported by a team of appropriately trained, qualified analysts and traders.

     Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since its inception in 2008. Mr. Stringfellow is supported by a team of appropriately trained, qualified analysts and traders.

2. UNDER THE "PORTFOLIO MANAGERS" SECTIONS OF THE PROSPECTUSES THE FOLLOWING PARAGRAPH IS ADDED FOLLOWING THE PARAGRAPH PROVIDING MR. ALAN TARVER'S
     BIOGRAPHY:

     a) INVESTOR CLASS PROSPECTUS

     Tom Bergeron, CFA, Senior Research Analyst at Frost, serves as Senior Fund Manager of the Frost Value Equity Fund. Mr. Bergeron is jointly and primarily responsible for the day-to-day management of the Frost Value Equity Fund. Mr. Bergeron joined Frost Investment Advisors in 2014. Prior to joining Frost, he worked for Shepherd Asset and Inference Capital. He earned a Bachelor of Science degree in business administration from the University of Vermont and a Master of Arts degree in finance from Babson College. Mr. Bergeron is a holder of the right to use the Chartered Financial Analyst (CFA[R]) designation and is a member of the CFA Institute.

     b) INSTITUTIONAL CLASS PROSPECTUS

     Tom Bergeron, CFA, Senior Research Analyst at Frost, serves as Senior Fund Manager of the Frost Value Equity Fund. Mr. Bergeron is jointly and primarily responsible for the day-to-day management of the Frost Value Equity Fund. Mr. Bergeron joined Frost Investment Advisors in 2014. Prior to joining Frost, he worked for Shepherd Asset and Inference Capital. He earned a Bachelor of Science degree in business administration from the University of Vermont and a Master of Arts degree in finance from Babson College. Mr. Bergeron is a holder of the right to use the Chartered Financial Analyst (CFA[R]) designation and is a member of the CFA Institute.

3. THE SECOND SENTENCE OF THE FIRST FULL PARAGRAPH ON PAGE S-47 IS DELETED AND REPLACED WITH THE FOLLOWING:

     The information below is provided as of July 31, 2016, unless otherwise indicated.

4. THE FOLLOWING ROW IS ADDED TO THE "FUND SHARES OWNED BY PORTFOLIO MANAGERS" TABLE ON PAGE S-47:

--------------------------------------------------------------------------------
   NAME                                DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Tom Bergeron                     $10,001 - $50,000 (Frost Value Equity Fund)(1)
--------------------------------------------------------------------------------

(1)  Information is provided as of March 31, 2017.

5. THE LAST SENTENCE OF THE THIRD PARAGRAPH ON PAGE S-47 IS DELETED AND REPLACED WITH THE FOLLOWING:

     OTHER ACCOUNTS. The information below is provided as of July 31, 2016, unless otherwise indicated.

6. THE FOLLOWING ROW IS ADDED TO THE CHART FOLLOWING THE THIRD PARAGRAPH ON PAGE S-47:

--------------------------------------------------------------------------------------------------------------------

                               REGISTERED                  OTHER POOLED
                           INVESTMENT COMPANIES         INVESTMENT VEHICLES                OTHER ACCOUNTS
--------------------------------------------------------------------------------------------------------------------
                         NUMBER OF     TOTAL ASSETS    NUMBER OF      TOTAL ASSETS      NUMBER OF    TOTAL ASSETS
NAME                     ACCOUNTS       (MILLIONS)     ACCOUNTS        (MILLIONS)       ACCOUNTS      (MILLIONS)
--------------------------------------------------------------------------------------------------------------------
FROST
--------------------------------------------------------------------------------------------------------------------
Tom  Bergeron(1)            0               $0            0                 $0              0             $0
--------------------------------------------------------------------------------------------------------------------

(1)  Information is provided as of March 31, 2017.

7. ALL OTHER REFERENCES TO MR. LEIGHTON IN THE PROSPECTUSES AND SAI ARE HEREBY DELETED.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


FIA-SK-043-0100